UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: April 30, 2015

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.5%
Honeywell International	225,000	$20,661,750

AUTOMOBILES — 3.9%
Ford Motor	1,900,000	32,338,000

BANKS — 4.8%
BB&T	550,000	20,361,000
Regions Financial	2,000,000	20,280,000

		40,641,000

CHEMICALS — 2.4%
Dow Chemical	400,000	20,428,000

CONSUMER FINANCE — 4.3%
Capital One Financial	275,000	21,873,500
Synchrony Financial *	615,000	14,145,000

		36,018,500

ELECTRICAL EQUIPMENT — 2.4%
Emerson Electric	320,000	20,368,000

ENERGY EQUIPMENT & SERVICES — 5.1%
Halliburton	300,000	20,697,000
National Oilwell Varco	270,000	21,880,800

		42,577,800

FOOD & STAPLES RETAILING — 2.5%
CVS Caremark	270,000	20,617,200

HEALTH CARE EQUIPMENT & SUPPLIES — 5.3%
Abbott Laboratories	525,000	22,113,000
Baxter International	300,000	22,407,000

		44,520,000

HEALTH CARE PROVIDER & SERVICES — 5.1%
Aetna	255,000	19,770,150
Express Scripts Holding *	325,000	22,636,250

		42,406,400

HOTELS, RESTAURANTS & LEISURE — 5.2%
Carnival, Cl A	525,000	19,015,500
MGM Resorts International *	900,000	24,156,000

		43,171,500

HOUSEHOLD DURABLES — 2.9%
Sony ADR	1,300,000	23,959,000

HOUSEHOLD PRODUCTS — 2.3%
Procter & Gamble	250,000	19,330,000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INSURANCE — 7.4%
ACE Ltd.	220,000	$22,022,000
MetLife	400,000	21,040,000
Willis Group Holdings	475,000	19,356,250

		62,418,250

INTERNET SOFTWARE & SERVICES — 3.6%
Google, Cl A *	52,000	30,136,600

IT SERVICES — 5.0%
Amdocs	450,000	20,403,000
Vantiv, Cl A *	650,000	21,307,000

		41,710,000

LIFE SCIENCES TOOLS & SERVICES — 2.5%
Agilent Technologies	375,000	21,033,750

MACHINERY — 2.4%
Stanley Black & Decker	230,000	20,113,500

MEDIA — 3.6%
Comcast, Cl A	560,000	30,088,800

MULTI-LINE RETAIL — 2.7%
Target	375,000	22,346,250

OIL, GAS & CONSUMABLE FUELS — 7.4%
Anadarko Petroleum	285,000	30,452,250
Valero Energy	625,000	31,750,000

		62,202,250

PHARMACEUTICALS — 6.0%
Merck	525,000	29,788,500
Novartis ADR	235,000	20,430,900

		50,219,400

SOFTWARE — 2.5%
Activision Blizzard	950,000	21,261,000

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 3.9%
EMC	1,125,000	32,962,500

TELECOMMUNICATION SERVICES — 2.6%
Verizon Communications	440,000	22,184,800

TOTAL COMMON STOCK (Cost $620,882,855)		823,714,250

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2014 (Unaudited)

SHORT-TERM INVESTMENT (A) — 3.3%
	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $27,718,171)	27,718,171	$27,718,171

TOTAL INVESTMENTS — 101.6% (Cost $648,601,026)†		$851,432,421

Percentages are based on Net Assets of $838,272,846.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of July 31, 2014.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $648,601,026, and the unrealized appreciation and depreciation were $204,819,332 and $(1,987,937), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-007-1400

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.1%
	Shares	Value
CANADA — 1.9%
Suncor Energy	161,000	$6,612,270

FRANCE — 9.8%
Accor	136,000	6,581,029
AXA	290,000	6,657,464
Ipsen	117,000	5,195,677
LVMH Moet Hennessy Louis Vuitton	36,000	6,187,974
Unibail-Rodamco	37,500	10,058,510

		34,680,654

GERMANY — 6.4%
Daimler	115,000	9,482,263
Deutsche Boerse	90,000	6,510,458
GEA Group	146,000	6,545,962

		22,538,683

ISRAEL — 2.0%
Check Point Software Technologies *	101,500	6,888,805

JAPAN — 26.0%
Denso	152,000	7,013,132
Hitachi *	960,000	7,442,942
Mitsubishi Estate	300,000	7,338,065
Nippon Telegraph & Telephone ADR	235,000	7,816,100
Otsuka Holdings	230,000	7,325,983
Secom	118,000	7,179,584
Seven & I Holdings	270,000	11,239,493
Sony ADR	615,000	11,334,450
Sumitomo Mitsui Financial Group ADR	1,250,000	10,287,500
Suntory Beverage & Food	202,000	7,572,050
Toray Industries	1,025,000	6,940,090

		91,489,389

MEXICO — 2.0%
America Movil ADR, Ser L	296,500	6,988,505

NETHERLANDS — 11.2%
Aegon	800,000	6,482,684
Airbus Group	110,000	6,377,253
Heineken	97,000	6,808,497
Koninklijke DSM	93,000	6,419,745
Koninklijke KPN *	2,150,000	6,869,601
Koninklijke Philips	205,686	6,334,423

		39,292,203

SPAIN — 3.9%
Banco Bilbao Vizcaya Argentaria ADR	600,700	7,382,603
Repsol ADR	255,000	6,318,900

		13,701,503

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JULY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — 9.7%
Holcim	88,000	$7,037,194
Julius Baer Group	150,000	6,359,472
Novartis ADR	76,500	6,650,910
Roche Holding	25,500	7,395,770
Transocean	166,000	6,696,440

		34,139,786

TAIWAN — 2.0%
Taiwan Semiconductor Manufacturing ADR	356,000	7,120,000

UNITED KINGDOM — 16.1%
BAE Systems	1,100,000	7,927,674
Barclays	1,800,000	6,823,267
BG Group	345,000	6,803,165
British Sky Broadcasting Group	720,000	10,657,407
Vodafone Group ADR	327,000	10,862,940
William Hill	1,235,000	7,320,290
WPP	310,000	6,171,054

		56,565,797

UNITED STATES — 2.1%
Schlumberger Ltd.	69,000	7,478,910

TOTAL COMMON STOCK (Cost $322,134,753)		327,496,505

PREFERRED STOCK — 1.8%
GERMANY — 1.8%
Porsche Automobil Holding (Cost $6,488,268)	67,000	6,257,557

SHORT-TERM INVESTMENT (A) — 3.7%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $13,222,540)	13,222,540	13,222,540

TOTAL INVESTMENTS — 98.6% (Cost $341,845,561)††		$346,976,602

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JULY 31, 2014 (Unaudited)

Percentages are based on Net Assets of $351,833,202.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of July 31, 2014.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Ser — Series

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Canada	$6,612,270	$—	$—	$6,612,270
France	—	34,680,654	—	34,680,654
Germany	—	22,538,683	—	22,538,683
Israel	6,888,805	—	—	6,888,805
Japan	29,438,050	62,051,339	—	91,489,389
Mexico	6,988,505	—	—	6,988,505
Netherlands	—	39,292,203	—	39,292,203
Spain	13,701,503	—	—	13,701,503
Switzerland	13,347,350	20,792,436	—	34,139,786
Taiwan	7,120,000	—	—	7,120,000
United Kingdom	10,862,940	45,702,857	—	56,565,797
United States	7,478,910	—	—	7,478,910

Total Common Stock	$102,438,333	$225,058,172	$—	$327,496,505

Preferred Stock	—	6,257,557	—	6,257,557
Short-Term Investment	13,222,540	—	—	13,222,540

Total Investments in Securities	$115,660,873	$231,315,729	$—	$346,976,602

†	Of the investments presented above, common stock amounting to $0 were considered Level 2 investments at the beginning of the period. The primary reason for changes in the classification from Level 1 to Level 2 occur when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Fund’s foreign equity securities may often be valued at an adjusted fair value amount.

For the period ended July 31, 2014, there were no Level 3 securities.

††	At July 31, 2014, the tax basis cost of the Fund’s investments was $341,845,561, and the unrealized appreciation and depreciation were $14,367,936 and $(9,236,895), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-008-1400

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 1.9%
Exelis	1,546,000	$26,034,640

AIR FREIGHT & LOGISTICS — 1.5%
Atlas Air Worldwide Holdings *	611,000	20,908,420

BANKS — 9.7%
BBCN Bancorp	1,307,000	19,631,140
Cathay General Bancorp	1,151,000	29,454,090
First Niagara Financial Group	3,061,000	26,324,600
TCF Financial	1,806,000	28,552,860
Umpqua Holdings	1,623,000	27,461,160

		131,423,850

CHEMICALS — 2.0%
Scotts Miracle-Gro, Cl A	520,000	27,664,000

COMMERCIAL SERVICES & SUPPLIES — 3.3%
Brink’s	635,000	17,043,400
Tetra Tech	1,122,810	27,261,827

		44,305,227

COMMUNICATIONS EQUIPMENT — 2.0%
JDS Uniphase *	2,255,000	26,766,850

CONSUMER FINANCE — 1.4%
Green Dot, Cl A *	1,035,000	18,619,650

DISTRIBUTORS — 2.6%
Aircastle	824,085	14,792,326
Beacon Roofing Supply *	766,000	21,172,240

		35,964,566

DIVERSIFIED CONSUMER SERVICES — 2.1%
Sotheby’s	721,000	28,587,650

ELECTRICAL EQUIPMENT — 2.0%
Regal-Beloit	396,000	27,834,840

ENERGY EQUIPMENT & SERVICES — 5.6%
Forum Energy Technologies *	799,000	26,598,710
Hornbeck Offshore Services *	648,000	28,317,600
Key Energy Services *	3,418,000	20,986,520

		75,902,830

FOOD PRODUCTS — 1.9%
Darling Ingredients *	1,366,000	25,571,520

HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Haemonetics *	707,000	25,147,990

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — continued
Integra LifeSciences Holdings *	447,000	$21,196,740

		46,344,730

HEALTH CARE PROVIDER & SERVICES — 6.2%
Health Net *	661,000	27,226,590
Magellan Health Services *	517,000	29,779,200
WellCare Health Plans *	435,000	27,135,300

		84,141,090

HEALTH CARE TECHNOLOGY — 1.4%
Quality Systems	1,242,000	19,263,420

HOTELS, RESTAURANTS & LEISURE — 1.7%
La Quinta Holdings *	1,201,000	22,566,790

HOUSEHOLD DURABLES — 2.1%
TiVo *	2,140,000	28,804,400

INSURANCE — 5.4%
Hanover Insurance Group	448,000	25,898,880
ProAssurance	642,000	28,010,460
Third Point Reinsurance *	1,376,000	20,034,560

		73,943,900

INTERNET SOFTWARE & SERVICES — 0.8%
Orbitz Worldwide *	1,206,175	10,674,649

IT SERVICES — 3.5%
EVERTEC	1,162,000	25,982,320
Unisys *	990,000	21,077,100

		47,059,420

MACHINERY — 2.1%
Chart Industries *	368,997	28,062,222

MEDIA — 3.7%
Scholastic	647,000	22,916,740
SeaWorld Entertainment	1,000,000	27,850,000

		50,766,740

METALS & MINING — 4.4%
Kaiser Aluminum	412,000	31,814,640
US Silica Holdings	490,000	27,547,800

		59,362,440

OIL & GAS — 2.0%
Western Refining	664,000	27,197,440

OIL, GAS & CONSUMABLE FUELS — 2.0%
Bonanza Creek Energy *	485,000	27,189,100

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value
PUBLISHING — 1.3%
Houghton Mifflin Harcourt *	1,051,000	$18,403,010

SEMI-CONDUCTORS & INSTRUMENTS — 2.7%
Microsemi *	1,153,000	27,648,940
Teradyne	465,455	8,480,590

		36,129,530

SOFTWARE — 1.4%
AVG Technologies *	1,146,000	19,482,000

SPECIALTY RETAIL — 11.4%
Buckle	591,000	26,299,500
CST Brands	900,000	30,087,000
Express *	1,274,000	19,823,440
Genesco *	360,000	27,457,200
Group 1 Automotive	348,000	25,724,160
Office Depot *	5,152,000	25,811,520

		155,202,820

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 2.0%
Diebold	720,000	27,129,600

TELECOMMUNICATION SERVICES — 2.0%
Telephone & Data Systems	1,080,000	27,000,000

TOTAL COMMON STOCK (Cost $1,177,795,890)		1,298,307,344

SHORT-TERM INVESTMENT (A) — 5.9%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $79,261,443)	79,261,443	79,261,443

TOTAL INVESTMENTS — 101.4% (Cost $1,257,057,333)†		$1,377,568,787

Percentages are based on Net Assets of $1,359,055,747.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of July 31, 2014.

Cl — Class

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $1,257,057,333, and the unrealized appreciation and depreciation were $165,100,027 and $(44,588,573), respectively.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2014 (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-009-1400

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 81.1%
	Shares	Value
AUTOMOBILES — 6.5%
Daimler	80,000	$6,623,672
Ford Motor	600,000	10,212,000

		16,835,672

BANKS — 2.7%
Mitsubishi UFJ Financial Group ADR	1,200,000	7,080,000

COMMUNICATIONS EQUIPMENT — 2.9%
Pace	1,400,000	7,561,243

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.3%
Koninklijke KPN *	2,800,000	8,931,468
Nippon Telegraph & Telephone ADR	150,000	4,989,000

		13,920,468

ENERGY EQUIPMENT & SERVICES — 2.6%
Halliburton	75,000	5,174,250
Key Energy Services *	279,330	1,715,086

		6,889,336

HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Abbott Laboratories	50,000	2,106,000

HOTELS, RESTAURANTS & LEISURE — 6.6%
MGM Resorts International *	325,000	8,723,000
William Hill	1,400,000	8,334,149

		17,057,149

HOUSEHOLD DURABLES — 8.8%
Sony ADR	500,000	9,215,000
TiVo *	1,025,000	13,796,500

		23,011,500

INSURANCE — 2.2%
Aegon	700,000	5,684,000

INTERNET SOFTWARE & SERVICES — 7.6%
Google, Cl A *	22,000	12,750,100
Orbitz Worldwide *	800,000	7,080,000

		19,830,100

MACHINERY — 2.2%
Chart Industries *	75,000	5,703,750

MEDIA — 4.6%
British Sky Broadcasting Group	800,000	11,872,162

METALS & MINING — 2.2%
US Silica Holdings	100,000	5,622,000

OIL, GAS & CONSUMABLE FUELS — 14.6%
Anadarko Petroleum	100,000	10,685,000
PBF Energy, Cl A	425,000	11,517,500
Suncor Energy	200,000	8,214,000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
JULY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares/ Contracts	Value
OIL, GAS & CONSUMABLE FUELS — continued
Valero Energy	150,000	$7,620,000

		38,036,500

PHARMACEUTICALS — 2.9%
Stada Arzneimittel	180,000	7,450,427

SOFTWARE — 3.4%
Activision Blizzard	400,000	8,952,000

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 2.3%
EMC	200,000	5,860,000

TELECOMMUNICATION SERVICES — 2.9%
Vodafone Group ADR	225,000	7,474,500

TOTAL COMMON STOCK (Cost $193,223,632)		210,946,807

SHORT-TERM INVESTMENT (A) — 1.1%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $2,852,555)	2,852,555	2,852,555

TOTAL INVESTMENTS — 82.2% (Cost $196,076,187)†		$213,799,362

PURCHASED EQUITY OPTIONS†† (B) — 18.8%
AUTOMOBILES — 3.6%
Daimler, Call, Expires: 06/19/15, Strike Price: $30.00* OTC	1,200	5,142,910
Ford Motor, Call, Expires: 01/15/16, Strike Price: $10.00*	6,000	4,260,000

		9,402,910

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Koninklijke KPN Call, Expires: 06/19/15, Strike Price: $2.00*	28,000	1,723,354

ENERGY & EQUIPMENT SERVICES — 1.4%
Halliburton Call, Expires: 01/17/15, Strike Price: $20.00*	750	3,717,750

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories Call, Expires: 01/17/15, Strike Price: $25.00*	2,500	4,262,500

HOUSEHOLD DURABLES — 1.7%
Sony Call, Expires: 01/15/16, Strike Price: $13.00*	7,500	4,327,500

INSURANCE — 2.1%
Aegon Call, Expires: 12/18/2015, Strike Price: $4.00*	20,000	5,592,871

MEDIA — 2.1%
British Sky Broadcasting Group Call, Expires: 06/17/2016, Strike Price: $5.60*	1,000	5,409,836

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
JULY 31, 2014 (Unaudited)

PURCHASED EQUITY OPTIONS†† — continued
	Contracts	Value
OIL, GAS & CONSUMABLE FUELS — 2.9%
Valero Energy Call, Expires: 01/19/2015, Strike Price: $25.00*	1,750	$4,865,000
Valero Energy Call, Expires: 01/15/2016, Strike Price: $30.00*	1,250	2,562,500

		7,427,500

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 2.7%
EMC, Call, Expires: 01/15/16, Strike Price: $18.00*	6,000	7,020,000

TOTAL PURCHASED EQUITY OPTIONS (Cost $41,528,727)		$48,884,221

Percentages are based on Net Assets of $260,227,651.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of July 31, 2014.

(B) All of the purchased equity options are exchange traded, unless noted otherwise.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

OTC — Over The Counter

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Rate

Equity Swaps held by the Fund at July 31, 2014, were as follows:

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Anadarko Petroleum	J.P. Morgan	11/21/2014	(1 Month LIBOR plus 0.40%)	75,000	$8,124,750	$(111,000)
EMC	Goldman Sachs	11/21/2014	(1 Month LIBOR plus 0.50%)	400,000	9,788,842	1,931,158
iShares MSCI All Country World ETF	Goldman Sachs	08/14/2015- 08/20/2015	1 Month LIBOR plus 1.64%-2.06%	(100,000)	(6,023,518)	84,517
MGM Resorts International Group	Goldman Sachs	07/07/2015	(1 Month LIBOR plus 0.50%)	400,000	10,262,978	473,023
Mitsubishi UFJ Financial Group ADR	Goldman Sachs	11/26/2014	(1 Month LIBOR plus 0.50%)	1,500,000	9,621,414	(771,414)
Morgan Stanley	Goldman Sachs	07/14/2015	1 Month LIBOR plus 0.50%	(200,000)	(6,366,690)	(101,310)
Nippon Telegraph & Telephone ADR	Goldman Sachs	10/09/2014	(1 Month LIBOR plus 0.50%)	100,000	2,588,383	737,617
ProShares Ultra S&P 500 ETF	Goldman Sachs	06/05/2015	1 Month LIBOR plus 3.93%	(75,000)	(7,997,543)	(436,208)
SPDR S&P Oil & Gas ETF	Goldman Sachs	05/29/2015	1 Month LIBOR plus 1.69%	(100,000)	(7,829,060)	300,060
VMware, Cl A	Goldman Sachs	11/21/2014	1 Month LIBOR plus 0.50%	(67,000)	(5,599,188)	(1,057,932)
Vodafone Group ADR	J.P. Morgan	07/14/2015	(1 Month LIBOR plus 0.40%)	200,000	6,550,360	93,640

						$1,142,151

For the period ended July 31, 2014, the total notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
JULY 31, 2014 (Unaudited)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$210,946,807	$—	$—	$210,946,807
Short-Term Investment	2,852,555	—	—	2,852,555
Purchased Equity Options	48,884,221	—	—	48,884,221
Equity Swaps — Assets‡	—	3,620,015	—	3,620,015

Total Assets	$262,683,583	$3,620,015	$—	$266,303,598

Liabilities	Level 1	Level 2	Level 3	Total
Equity Swaps — Liabilities‡	$—	$2,477,864	$—	$2,477,864

Total Liabilities	$—	$2,477,864	$—	$2,477,864

‡	Equity swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $196,076,187, and the unrealized appreciation and depreciation were $22,022,632 and $(4,299,457), respectively.

††	For period ended July 31, 2014, the total amount of all open purchased equity options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-010-1400

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.5%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.3%
Triumph Group	3,468	$219,698

AIR FREIGHT & LOGISTICS — 2.4%
Expeditors International of Washington	5,306	229,113

BANKS — 7.2%
CIT Group	4,997	245,402
Umpqua Holdings	13,026	220,400
Zions Bancorporation	8,085	233,010

		698,812

CHEMICALS — 4.6%
Huntsman	8,588	223,718
Scotts Miracle-Gro, Cl A	4,177	222,216

		445,934

CONSUMER FINANCE — 2.4%
Navient	13,624	234,333

DIVERSIFIED FINANCIAL SERVICES — 2.3%
Leucadia National	9,077	224,293

ELECTRONICS EQUIPMENT — 2.3%
Jabil Circuit	11,241	224,371

ENERGY EQUIPMENT & SERVICES — 4.8%
Forum Energy Technologies *	6,732	224,108
Oceaneering International	3,464	235,240

		459,348

FOOD PRODUCTS — 2.2%
Darling Ingredients *	11,366	212,771

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
CareFusion *	5,217	228,453

INSURANCE — 4.8%
Axis Capital Holdings	5,331	230,033
Reinsurance Group of America, Cl A	2,948	236,606

		466,639

INTERNET SOFTWARE & SERVICES — 2.4%
IAC	3,441	231,235

IT SERVICES — 11.7%
Amdocs	4,993	226,383
Global Payments	3,137	217,300

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value
IT SERVICES — continued
MAXIMUS	5,565	$230,168
Sabre *	11,951	226,830
Vantiv, Cl A *	7,027	230,345

		1,131,026

LIFE SCIENCES TOOLS & SERVICES — 2.4%
PerkinElmer	4,915	227,171

MACHINERY — 4.4%
Crane	3,159	216,739
SPX	2,130	211,147

		427,886

MARINE — 2.5%
Kirby *	2,039	237,462

MEDIA — 4.9%
AMC Networks, Cl A *	3,823	228,883
CBS Outdoor Americas	7,362	245,081

		473,964

METALS & MINING — 2.1%
Allegheny Technologies	5,233	197,022

MULTI-LINE RETAIL — 2.5%
Nordstrom	3,420	236,767

OIL, GAS & CONSUMABLE FUELS — 5.1%
Tesoro	3,937	242,283
Whiting Petroleum *	2,849	252,108

		494,391

PERSONAL PRODUCTS — 2.4%
Coty, Cl A	13,355	228,504

SOFTWARE — 4.9%
Informatica *	7,758	246,084
Synopsys *	6,046	228,357

		474,441

SPECIALTY RETAIL — 4.8%
Abercrombie & Fitch, Cl A	5,719	224,985
PetSmart	3,521	239,921

		464,906

TEXTILES, APPAREL & LUXURY GOODS — 4.5%
Fossil Group *	2,239	219,422
PVH	1,955	215,402

		434,824

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 2.2%
HD Supply Holdings *	8,333	$211,825

TOTAL COMMON STOCK (Cost $8,929,829)		9,115,189

SHORT-TERM INVESTMENT (A) — 3.2%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $310,240)	310,240	310,240

TOTAL INVESTMENTS — 97.7% (Cost $9,240,069)†		$9,425,429

Percentages are based on Net Assets of $9,651,045.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of July 31, 2014.

Cl — Class

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $9,240,069, and the unrealized appreciation and depreciation were $531,225 and $(345,865), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-011-0700

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
SELECT FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.8%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 1.9%
BAE Systems ADR	1,320	$38,188

AUTOMOBILES — 3.6%
Daimler	415	34,063
Ford Motor	2,330	39,657

		73,720

BANKS — 7.6%
Banco Bilbao Vizcaya Argentaria ADR	3,570	43,875
Barclays ADR	2,155	32,713
Regions Financial	3,750	38,025
Sumitomo Mitsui Financial Group ADR	4,780	39,339

		153,952

CAPITAL MARKETS — 1.6%
Julius Baer Group Ltd. ADR	3,933	33,352

CHEMICALS — 3.7%
Huntsman	1,615	42,071
Koninklijke DSM ADR	1,865	32,246

		74,317

COMMERCIAL SERVICES & SUPPLIES — 2.0%
Secom ADR	2,640	40,678

CONSUMER FINANCE — 3.0%
Capital One Financial	578	45,974
Synchrony Financial *	700	16,100

		62,074

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
Nippon Telegraph & Telephone ADR	1,430	47,562

ENERGY EQUIPMENT & SERVICES — 5.9%
Halliburton	565	38,979
National Oilwell Varco	546	44,248
Transocean	931	37,556

		120,783

FOOD & STAPLES RETAILING — 1.9%
Seven & I Holdings Ltd. ADR	476	39,675

FOOD PRODUCTS — 3.7%
Darling Ingredients *	1,900	35,568
Suntory Beverage & Food ADR	2,150	40,441

		76,009

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
CareFusion *	914	40,024

HEALTH CARE PROVIDER & SERVICES — 3.6%
Aetna	480	37,214

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
SELECT FUND
JULY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE PROVIDER & SERVICES — continued
Express Scripts Holding *	515	$35,870

		73,084

HOTELS, RESTAURANTS & LEISURE — 2.0%
Carnival, Cl A	1,130	40,929

HOUSEHOLD DURABLES — 2.0%
Sony ADR	2,235	41,191

HOUSEHOLD PRODUCTS — 1.8%
Procter & Gamble	480	37,114

INDUSTRIAL CONGLOMERATES — 1.7%
Koninklijke Philips	1,121	34,527

INSURANCE — 5.2%
AXA ADR	1,590	36,490
MetLife	699	36,767
Willis Group Holdings	825	33,619

		106,876

INTERNET SOFTWARE & SERVICES — 3.0%
Google, Cl A *	68	39,409
IAC	310	20,832

		60,241

IT SERVICES — 2.5%
Sabre *	2,665	50,582

LIFE SCIENCES TOOLS & SERVICES — 2.0%
Agilent Technologies	714	40,048

MACHINERY — 2.0%
Stanley Black & Decker	470	41,101

MEDIA — 5.8%
British Sky Broadcasting Group ADR	654	38,939
Comcast, Cl A	765	41,103
WPP ADR	380	37,806

		117,848

MULTI-LINE RETAIL — 2.0%
Target	670	39,925

OIL, GAS & CONSUMABLE FUELS — 6.4%
Anadarko Petroleum	405	43,274
Suncor Energy	1,130	46,409
Valero Energy	817	41,504

		131,187

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
SELECT FUND
JULY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value
PHARMACEUTICALS — 2.0%
Roche Holding ADR	1,122	$40,740

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.6%
Mitsubishi Estate ADR	1,355	33,130
Unibail-Rodamco ADR REIT	1,525	41,084

		74,214

SEMI-CONDUCTORS & INSTRUMENTS — 1.9%
Taiwan Semiconductor Manufacturing ADR	1,959	39,180

SOFTWARE — 1.9%
Synopsys *	1,028	38,828

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 2.2%
EMC	1,500	43,950

TELECOMMUNICATION SERVICES — 4.0%
America Movil ADR, Ser L	1,750	41,248
Vodafone Group ADR	1,231	40,894

		82,142

TEXTILES, APPAREL & LUXURY GOODS — 1.9%
LVMH Moet Hennessy Louis Vuitton ADR	1,130	38,601

TOTAL COMMON STOCK (Cost $1,693,954)		1,972,642

SHORT-TERM INVESTMENT (A) — 3.1%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $63,110)	63,110	63,110

TOTAL INVESTMENTS — 99.9% (Cost $1,757,064)†		$2,035,752

Percentages are based on Net Assets of $2,037,132.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of July 31, 2014.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

REIT — Real Estate Investment Trust

Ser — Series

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $1,757,064, and the unrealized appreciation and depreciation were $317,983 and $(39,295), respectively.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
SELECT FUND
JULY 31, 2014 (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-012-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By	/s/ Michael Beattie
Michael Beattie President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie President

Date: September 23, 2014

By	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman Treasurer, Controller & CFO

Date: September 23, 2014